Performance Management - Prospectus Summary - NYLI Cushing MLP Premier Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance, a broad-based securities market index, and a tiered benchmark over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Alerian Midstream Energy Select Index, Cushing MLP Premier Tiered Index and Alerian MLP Index, which are generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	43.64%
Worst Quarter
2020, Q1	-53.70%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-

deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Cushing MLP Premier Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
Alerian Midstream Energy Select Index2 | Average Annual Return, Label [Optional Text]	[2]	Alerian Midstream Energy Select Index2
Alerian Midstream Energy Select Index2 | Average Annual Return, Percent			6.58%	24.26%	12.70%
Cushing MLP Premier Tiered Index3 | Average Annual Return, Label [Optional Text]	[3]	Cushing MLP Premier Tiered Index3
Cushing MLP Premier Tiered Index3 | Average Annual Return, Percent			6.59%	24.26%	7.97%
Alerian MLP Index4 | Average Annual Return, Label [Optional Text]	[4]	Alerian MLP Index4
Alerian MLP Index4 | Average Annual Return, Percent			9.76%	25.96%	8.85%
Class A | Average Annual Return, Percent			(2.28%)	22.22%	8.16%
Class A | Performance Inception Date		Oct. 20, 2010
Investor Class | Average Annual Return, Percent			(1.68%)	22.38%	8.18%
Investor Class | Performance Inception Date		Jul. 11, 2014
Class C | Average Annual Return, Percent			1.79%	22.72%	7.95%
Class C | Performance Inception Date		Oct. 20, 2010
Class I | Average Annual Return, Percent			3.66%	23.93%	9.04%
Class I | Performance Inception Date		Oct. 20, 2010
Class I | After Taxes on Distributions | Average Annual Return, Percent			0.35%	22.14%	8.07%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.39%	19.06%	6.99%
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
[3]	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
[4]	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	43.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(53.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020